TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade receivables:
Other receivables from the Codere Group companies (Note 15)	€ 1,584	€ 8,147
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset (VAT)	6,526	5,169
Prepayments	1,463	414
Other receivables	(166)	(27)
Total	€ 9,309	€ 13,604